Related-Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related-Party Transactions [Abstract]
Loans To Principal Officers, Directors And Affiliates

Beginning balance	$5,470
New loans	-
Effect of changes in composition of related parties	-
Repayments	(1,798)
Ending balance	$3,672